United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Quarter ended 03/31/14

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.1%
		Aerospace/Defense—0.8%
$5,625,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$5,814,844
1,725,000		TransDigm, Inc., 5.50%, 10/15/2020	1,763,813
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,112,500
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,424,812
		TOTAL	19,115,969
		Automotive—4.5%
6,825,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	7,405,125
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,676,250
2,000,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,140,000
400,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 5.125%, 2/15/2019	418,500
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,491,094
6,150,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,134,000
4,225,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,800,656
2,250,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,721,250
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,626,375
6,850,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,278,125
1,800,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,883,250
7,575,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	8,635,500
1,000,000		Lear Corp., 5.375%, 3/15/2024	1,022,500
3,875,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	3,797,500
4,125,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	4,408,594
3,875,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	4,417,500
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	9,838,969
5,050,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	5,435,062
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,795,875
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	452,094
3,225,000	[1,2]	Titan Wheel International, Inc., Sr. Secd. Note, Series 144A, 6.875%, 10/1/2020	3,434,625
12,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,382,500
		TOTAL	105,195,344
		Building Materials—3.6%
2,725,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	2,881,688
4,700,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	4,876,250
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,253,250
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	2,039,063
1,525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,650,813
4,100,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	4,428,000
7,600,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	8,303,000
6,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	6,846,531
3,725,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,106,812
10,300,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	11,561,750
5,850,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	5,930,437
5,825,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	6,276,437
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,851,937
6,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	6,576,000
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,652,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,350,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	$1,439,438
		TOTAL	85,673,656
		Chemicals—2.4%
1,500,000		Ashland, Inc., 3.875%, 4/15/2018	1,556,250
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,243,719
2,325,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	2,301,750
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,048,281
9,275,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	10,132,937
850,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	837,250
2,750,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	2,729,375
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,328,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,569,000
4,300,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	4,278,500
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,390,188
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,441,031
1,125,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,212,188
6,075,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,515,437
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,341,348
		TOTAL	55,925,254
		Construction Machinery—0.6%
1,300,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,342,250
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,123,750
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,387,031
925,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	1,025,594
1,175,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	1,323,344
5,475,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	6,090,937
1,325,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,411,125
		TOTAL	13,704,031
		Consumer Products—3.4%
11,750,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	12,969,062
3,050,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	3,328,313
1,575,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	1,689,188
3,575,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	3,557,125
5,025,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,370,469
3,900,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	3,812,250
6,615,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	7,235,156
2,725,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	2,803,344
3,975,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	4,476,844
6,800,000		ServiceMaster Co., 7.00%, 8/15/2020	7,233,500
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,412,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,706,219
7,850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	8,556,500
300,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	326,250
800,000		Spectrum Brands, Inc., Series WI, 6.625%, 11/15/2022	875,000
6,550,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	7,114,937
2,450,000	[1,2]	Springs Industries, Inc., Sr. Secd. Note, Series 144A, 6.25%, 6/1/2021	2,554,125
2,525,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	2,528,156
2,050,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,224,250
		TOTAL	80,772,688

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy—7.0%
$6,675,000		Antero Resources Corp., 6.00%, 12/1/2020	$7,133,906
2,775,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 11/1/2021	2,818,359
5,850,000		Approach Resources, Inc., 7.00%, 6/15/2021	6,054,750
4,475,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	4,788,250
2,875,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	3,133,750
5,300,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	5,763,750
1,400,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,480,500
6,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,823,375
6,125,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,997,812
2,725,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	2,963,438
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,780,562
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,962,469
2,325,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,650,500
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,692,563
5,275,000		Chesapeake Oilfield Services Co., Sr. Note, 6.625%, 11/15/2019	5,499,187
1,123,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,162,305
2,950,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	3,009,000
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,926,937
1,800,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	1,939,500
4,725,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	5,162,062
4,550,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 7.50%, 12/15/2021	4,788,875
1,173,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	1,033,706
1,500,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,546,875
1,000,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	1,028,750
3,600,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,888,000
1,925,000	[1,2]	Linn Energy LLC, Series 144A, 7.25%, 11/1/2019	2,016,438
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,556,906
5,525,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,759,812
6,950,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	7,419,125
3,150,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,433,500
4,850,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	5,238,000
1,300,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	1,413,750
2,900,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	3,037,750
2,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,886,000
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,230,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,653,438
2,275,000	[1,2]	SM Energy Co., Sr. Note, Series 144A, 5.00%, 1/15/2024	2,223,813
2,075,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,225,438
1,800,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,917,000
6,500,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	7,117,500
2,575,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,884,000
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,070,000
2,150,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	2,141,938
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	6,727,000
		TOTAL	164,980,589
		Entertainment—0.8%
5,775,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	6,180,982
1,075,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,093,813
975,000		Cinemark USA, Inc., 5.125%, 12/15/2022	979,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Entertainment—continued
$800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	$891,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,572,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,858,500
6,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,110,500
		TOTAL	18,686,670
		Financial Institutions—4.2%
3,950,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,710,375
1,930,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,388,375
2,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	2,480,500
9,050,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	9,587,344
5,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	6,216,000
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	3,024,750
9,425,000		CIT Group, Inc., 5.25%, 3/15/2018	10,167,219
725,000		CIT Group, Inc., 5.375%, 5/15/2020	781,188
5,125,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,759,219
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,178,750
4,150,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,264,125
875,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	888,650
825,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	816,750
700,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	708,750
8,625,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,641,172
7,550,000		International Lease Finance Corp., 5.875%, 8/15/2022	8,012,437
2,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,353,437
3,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	4,680,562
3,400,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,638,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	2,980,375
12,550,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	13,428,500
		TOTAL	97,706,478
		Food & Beverage—4.9%
12,875,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	13,663,594
2,875,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,849,844
2,025,000		Constellation Brands, Inc., 4.25%, 5/1/2023	1,984,500
2,100,000	[1,2]	Darling International, Inc., Series 144A, 5.375%, 1/15/2022	2,160,375
11,614,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,114,854
15,125,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	14,917,031
11,425,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	12,253,312
11,550,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	12,098,625
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	10,807,500
5,025,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	5,514,937
8,900,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	9,656,500
875,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	911,094
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,314,000
1,175,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,368,875
700,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	706,125
11,175,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	12,105,319
		TOTAL	115,426,485
		Gaming—3.8%
4,400,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,730,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	$3,180,938
4,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	4,925,000
1,925,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	1,968,313
4,000,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	3,860,000
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,514,125
875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	978,906
4,250,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	4,722,812
1,800,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,164,500
7,650,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	8,568,000
4,875,000	[1,2]	Penn National Gaming, Inc., Series 144A, 4.875%, 11/1/2020	5,015,156
2,825,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.375%, 11/1/2023	2,916,813
6,700,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	6,599,500
1,500,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,623,750
7,275,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 6.375%, 8/1/2021	7,602,375
6,025,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,635,031
4,880,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,465,600
7,250,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	7,875,312
		TOTAL	89,346,131
		Health Care—10.8%
9,150,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	9,900,300
7,375,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	7,872,813
2,350,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	2,420,500
7,025,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	7,376,250
1,175,000		Catamaran Corp, 4.75%, 3/15/2021	1,194,094
8,175,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,645,062
1,125,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	1,231,875
5,550,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	5,938,500
7,378,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	7,908,294
2,175,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	2,229,375
9,575,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	10,580,375
3,675,000		HCA, Inc., 5.00%, 3/15/2024	3,691,078
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,320,000
2,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,371,875
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,027,375
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,663,750
15,950,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,262,750
5,100,000		Hologic, Inc., 6.25%, 8/1/2020	5,418,750
10,175,000	[1,2]	IMS Health, Inc., Series 144A, 7.375%, 9/1/2018	10,378,500
10,125,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	10,859,062
7,425,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	7,842,656
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,688,562
4,700,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	4,888,000
9,825,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	10,107,469
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,589,500
2,050,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,265,250
10,075,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	11,284,000
5,225,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	5,068,250
4,975,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,881,719
6,525,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	7,275,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$7,200,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	$7,740,000
13,125,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	14,175,000
12,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	14,266,250
2,900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,052,250
5,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,700,000
		TOTAL	254,114,859
		Industrial - Other—3.8%
6,275,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,384,813
4,300,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	4,773,000
4,625,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,168,438
7,125,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	7,374,375
5,275,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 10/1/2022	5,380,500
9,200,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,959,000
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	6,100,625
2,100,000		Mastec, Inc., 4.875%, 3/15/2023	2,068,500
1,725,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,871,625
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,719,500
7,725,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	8,285,062
3,200,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,592,000
4,600,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,726,500
9,125,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	9,740,937
4,900,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	5,218,500
3,575,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	3,664,375
2,050,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	2,178,125
		TOTAL	89,205,875
		Lodging—0.5%
2,325,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	2,476,125
3,550,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	3,716,406
4,800,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	4,944,000
		TOTAL	11,136,531
		Media - Cable—2.3%
5,475,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	5,461,312
2,975,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	2,960,125
4,675,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	4,908,750
2,800,000		Charter Communications Holdings II, 5.125%, 2/15/2023	2,709,000
2,075,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,064,625
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,332,688
25,000		Charter Communications Holdings II, 7.375%, 6/1/2020	27,406
3,675,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	3,900,094
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	878,000
2,775,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,941,500
1,100,000		DISH DBS Corporation, 5.00%, 3/15/2023	1,111,000
1,525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,627,938
14,150,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	15,140,500
500,000	[1,2]	LYNX I Corporation, Series 144A, 5.375%, 4/15/2021	518,750
4,450,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	4,739,250
2,875,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,946,875
		TOTAL	54,267,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media - Non-Cable—8.3%
$3,575,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	$4,048,687
3,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	3,125,000
775,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	796,313
750,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	770,625
3,550,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	3,967,125
11,825,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	12,401,469
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,505,688
1,150,000		Clear Channel Worldwide, 7.625%, 3/15/2020	1,239,125
4,675,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	5,072,375
9,225,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	9,905,344
10,600,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	12,057,500
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,998,250
7,625,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	7,815,625
6,925,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,998,375
1,800,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,887,750
6,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	6,621,844
6,050,000		Gray Television, Inc., 7.50%, 10/1/2020	6,594,500
5,050,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	5,334,062
6,250,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	6,648,437
5,250,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	5,486,250
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,704,125
4,300,000	[1,2]	Intelsat Jackson Holdings S.A., GTD Sr. Note, Series 144A, 5.50%, 8/1/2023	4,230,125
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,755,000
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,590,875
2,175,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	2,240,250
3,750,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	3,768,750
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,437,750
6,125,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	6,201,562
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,281,719
2,975,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	2,997,313
475,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	498,156
5,525,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	5,884,125
9,675,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,364,344
1,275,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,249,500
4,875,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	4,606,875
3,200,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	3,376,000
4,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	4,579,875
9,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,167,937
7,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	8,453,250
		TOTAL	194,661,875
		Metals & Mining—0.3%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	869,125
5,825,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	6,276,437
		TOTAL	7,145,745
		Packaging—4.9%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,900,000
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	314,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,625,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	$1,702,188
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	461,879
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,369,375
6,875,000		Ball Corp., 4.00%, 11/15/2023	6,462,500
1,775,000		Berry Plastics Corp., 9.75%, 1/15/2021	2,070,094
2,900,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,070,375
2,150,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,230,625
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,545,281
6,475,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,895,875
1,675,000		Crown Americas LLC, 4.50%, 1/15/2023	1,608,000
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,087,500
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,111,250
4,700,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	5,170,000
6,200,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,374,375
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,106,250
9,425,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	10,332,156
5,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	6,423,125
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	11,393,375
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,729,437
11,550,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	12,156,375
10,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	11,851,562
		TOTAL	114,365,847
		Paper—0.2%
1,725,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,845,750
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,080,125
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,932,750
		TOTAL	5,858,625
		Restaurants—1.3%
10,790,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	11,815,050
8,275,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	9,495,562
8,475,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	8,580,938
		TOTAL	29,891,550
		Retailers—5.4%
9,500,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	9,773,125
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,673,750
4,750,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	4,476,875
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,775,572
2,725,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,319,656
7,050,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,384,875
11,525,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	12,014,812
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,407,375
1,100,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,259,500
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	822,469
10,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	11,703,875
975,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	988,406
9,225,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	9,547,875
2,250,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,483,438
5,200,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	5,772,000
9,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	9,702,065

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$9,886,063
9,850,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	10,231,687
5,525,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	6,181,094
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	770,313
6,175,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	6,792,500
2,225,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	2,336,250
		TOTAL	127,303,575
		Services—0.5%
3,600,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	3,861,000
3,525,000		Monitronics International, Inc., 9.125%, 4/1/2020	3,789,375
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,565,000
		TOTAL	12,215,375
		Technology—12.9%
1,425,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,505,156
2,950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	2,935,250
10,525,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	11,130,187
3,700,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	3,894,250
218,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	228,900
12,875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	14,162,500
7,900,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	8,393,750
7,436,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	8,086,650
5,525,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	5,594,062
7,800,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	8,482,500
3,150,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	3,315,375
10,150,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	11,317,250
7,125,000		Emdeon, Inc., 11.00%, 12/31/2019	8,309,531
1,675,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	1,716,875
9,975,000		Epicor Software Corp., 8.625%, 5/1/2019	10,960,031
7,975,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,413,625
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,885,625
3,100,000		First Data Corp., Series WI, 11.25%, 1/15/2021	3,553,375
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	9,701,000
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	18,849,562
2,500,000		Flextronics International Ltd., 4.625%, 2/15/2020	2,534,375
2,500,000		Flextronics International Ltd., 5.00%, 2/15/2023	2,531,250
3,225,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,757,125
5,900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,276,125
6,475,000		IAC Interactive Corp., 4.75%, 12/15/2022	6,369,781
1,225,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,284,719
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,297,219
8,075,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	8,276,875
5,800,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,300,250
4,350,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,817,625
7,300,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	8,486,250
4,900,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	5,543,125
7,925,000		Lender Processing Services, 5.75%, 4/15/2023	8,489,656
4,225,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	4,225,000
1,425,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	1,506,938
2,650,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	2,828,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	$4,065,250
3,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	3,396,094
3,000,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,030,000
1,625,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,738,750
1,350,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,420,875
9,025,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	9,025,000
2,159,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,175,193
5,500,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	5,458,750
1,800,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,964,250
550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	618,063
3,775,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	4,048,687
1,725,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,843,594
6,650,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	7,065,625
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,037,313
11,000,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12,017,500
4,650,000		Trans Union Holding Co., Inc., 8.125%, 6/15/2018	4,905,750
8,125,000		Trans Union Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,673,437
2,900,000		Verisign, Inc., 4.625%, 5/1/2023	2,798,500
3,025,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	3,274,563
		TOTAL	302,517,836
		Textile—0.1%
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,439,125
		Transportation—0.5%
3,375,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	3,628,125
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,874,500
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,389,375
1,850,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,981,818
		TOTAL	10,873,818
		Utility - Electric—1.2%
1,325,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,397,875
2,775,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	2,854,781
6,175,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	6,530,062
555,115	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	546,982
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,846,688
9,050,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,203,875
1,700,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,772,250
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,961,375
1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,201,750
		TOTAL	28,315,638
		Utility - Natural Gas—3.5%
6,700,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,783,750
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	898,875
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	4,108,750
1,650,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,732,500
6,425,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,084,674
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,800,003
8,050,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	8,271,375
3,000,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	3,202,500
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	3,183,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$4,800,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	$4,771,886
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,543,000
2,350,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,273,625
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,620,000
1,675,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,566,125
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,568,906
1,950,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	2,035,313
7,275,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	7,538,719
1,675,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	1,672,906
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,982,438
4,201,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	4,652,607
2,075,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	2,178,750
1,675,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,758,750
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,487,875
		TOTAL	82,717,140
		Wireless Communications—3.9%
6,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,406,250
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,251,375
2,000,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,090,000
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,149,500
11,125,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	11,931,562
2,725,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,864,656
3,425,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	3,596,250
550,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	591,250
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,909,563
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	350,594
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	322,875
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,857,500
10,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	10,456,875
12,125,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	13,367,812
3,625,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	4,440,625
5,975,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	6,587,438
650,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	684,125
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,964,438
4,800,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	4,914,000
3,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	3,780,750
		TOTAL	91,517,438
		Wireline Communications—0.7%
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,476,906
3,075,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	3,394,031
1,225,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	1,295,438
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,899,187
4,075,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,492,688
		TOTAL	16,558,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,166,199,515)	2,280,640,210
		COMMON STOCKS—0.0%
		Energy—0.0%
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
$53,011	[1,3,5]	Lone Pine Resources, Inc.	$129,347
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,960)	129,347
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.000% (IDENTIFIED COST $1,352,990)	4,268,556
		WARRANTS—0.1%
		Automotive—0.1%
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	1,219,967
49,113	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	855,057
		TOTAL WARRANTS (IDENTIFIED COST $5,175,903)	2,075,024
		INVESTMENT COMPANY—1.5%
36,443,822	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	36,443,822
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $2,209,593,190)[9]	2,323,556,959
		OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	25,101,633
		TOTAL NET ASSETS—100%	$2,348,658,592
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $904,118,137, which represented 38.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $903,441,808, which represented 38.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 - 5/27/2009	$506,839	$546,982
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc.	1/30/2014	$420,960	$129,347
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At March 31, 2014, the cost of investments for federal tax purposes was $2,213,985,467. The net unrealized appreciation of investments for federal tax purposes was $109,571,492. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,387,178 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,815,686.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,280,640,027	$183	$2,280,640,210
Equity Securities:
Common Stock
Domestic	—	—	129,347	129,347
International	—	—	0	0
Preferred Stock
Domestic	—	4,268,556	—	4,268,556
Warrants	2,075,024	—	—	2,075,024
Investment Company	36,443,822	—	—	36,443,822
TOTAL SECURITIES	$38,518,846	$2,284,908,583	$129,530	$2,323,556,959
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Federated Inflation-Protected Securities Core Fund
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount		Value
	U.S. TREASURY—98.9%
	Treasury Securities—98.9%
$2,543,250	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,128,532
1,103,916	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	1,126,533
7,256,795	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,037,467
2,026,560	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	1,960,380
7,152,367	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	7,346,962
5,148,750	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	5,295,268
2,010,060	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,987,584
3,007,170	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	3,016,568
2,037,674	U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	2,195,932
5,423,100	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,885,970
1,145,428	U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,282,957
	TOTAL U.S. TREASURY (IDENTIFIED COST $38,371,611)	40,264,153
	REPURCHASE AGREEMENT—1.0%
417,000	Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087. (AT COST)	417,000
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $38,788,611)[1]	40,681,153
	OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	56,892
	TOTAL NET ASSETS—100%	$40,738,045
1	At March 31, 2014, the cost of investments for federal tax purposes was $38,788,611. The net unrealized appreciation of investments for federal tax purposes was $1,892,542. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,905,516 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,974.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
1

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
2
Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.5%
		Auto Receivables—0.5%
$6,650,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.805%, 5/15/2018 (IDENTIFIED COST $6,650,000)	$6,638,861
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.0%
		Agency Commercial Mortgage-Backed Securities—2.5%
14,733,422		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	14,716,396
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	12,341,095
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.856%, 1/25/2047	7,026,909
		TOTAL	34,084,400
		Non-Agency Commercial Mortgage-Backed Securities—2.5%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.951%, 4/10/2046	22,101,175
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.205%, 7/15/2046	12,616,744
		TOTAL	34,717,919
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,215,003)	68,802,319
		COLLATERALIZED MORTGAGE OBLIGATIONS—19.0%
		Government National Mortgage Association—4.4%
38,965,145		GNMA REMIC 2013-H16 FA, 0.708%, 7/20/2063	38,851,873
22,470,750		GNMA REMIC 2013-H20 FA, 0.768%, 8/20/2063	22,470,278
		TOTAL	61,322,151
		Non-Agency Mortgage-Backed Securities—14.6%
1,431,224		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	1,411,170
2,717,287		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	2,726,254
4,568,061		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,255,731
1,743,730		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	1,524,653
11,602,578	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	11,420,951
26,141,888	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	24,514,765
24,206,472	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	21,597,556
3,805,925		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,539,571
1,935,504		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.833%, 8/25/2035	1,770,570
1,733,722		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,753,264
5,627,065		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	5,678,459
9,064,950		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	9,040,104
21,364,865		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	18,737,354
21,666,243		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	18,618,576
31,560,166		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	27,686,762
20,601,290		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	19,076,824
10,351,000	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	10,491,774
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	11,792,988
6,967,878		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	6,162,960
		TOTAL	201,800,286
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $280,930,882)	263,122,437
		MORTGAGE-BACKED SECURITIES—71.3%
		Federal Home Loan Mortgage Corporation—27.4%
28,693,118		2.500%, 8/1/2028	28,720,140
78,744,474		3.500%, 6/1/2026 - 9/1/2043	79,555,706
72,245,589		4.000%, 2/1/2020 - 1/1/2042	75,626,566
1

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$93,350,523		4.500%, 6/1/2019 - 9/1/2041	$99,593,519
58,236,823		5.000%, 7/1/2019 - 5/1/2041	63,335,313
22,751,002		5.500%, 3/1/2021 - 5/1/2040	24,973,818
2,102,979		6.000%, 5/1/2014 - 9/1/2037	2,332,152
3,398,527		6.500%, 7/1/2014 - 4/1/2038	3,781,510
818,732		7.000%, 10/1/2020 - 9/1/2037	938,141
255,689		7.500%, 8/1/2029 - 5/1/2031	302,019
326,267		8.000%, 3/1/2030 - 3/1/2031	391,252
7,529		8.500%, 9/1/2025	8,978
315		9.500%, 4/1/2021	350
		TOTAL	379,559,464
		Federal National Mortgage Association—32.8%
11,587,323		2.500%, 12/1/2027 - 8/1/2028	11,596,958
48,444,728		3.000%, 6/1/2027 - 11/1/2027	49,836,059
84,774,110	[3]	3.500%, 11/1/2025 - 4/1/2044	86,786,117
123,470,243		4.000%, 12/1/2025 - 5/1/2043	128,906,357
81,878,519		4.500%, 12/1/2019 - 1/1/2042	87,462,176
32,114,512		5.000%, 5/1/2023 - 10/1/2041	35,010,949
26,103,631		5.500%, 9/1/2014 - 4/1/2041	28,821,389
15,164,481		6.000%, 9/1/2014 - 2/1/2039	16,859,581
4,553,025		6.500%, 8/1/2014 - 10/1/2038	5,083,015
3,297,720		7.000%, 3/1/2015 - 6/1/2037	3,762,182
382,460		7.500%, 4/1/2015 - 6/1/2033	445,801
59,383		8.000%, 7/1/2023 - 3/1/2031	70,531
3,109		9.000%, 11/1/2021 - 6/1/2025	3,555
		TOTAL	454,644,670
		Government National Mortgage Association—11.1%
18,704,230		3.500%, 12/15/2040 - 8/15/2043	19,125,075
33,926,348		4.000%, 9/15/2040 - 10/15/2041	35,696,717
47,882,412		4.500%, 1/15/2039 - 11/15/2043	51,707,596
33,814,110		5.000%, 1/15/2039 - 7/15/2040	37,174,969
5,417,440		5.500%, 12/15/2038 - 2/15/2039	5,998,842
1,764,403		6.000%, 10/15/2028 - 6/15/2037	1,993,009
377,697		6.500%, 10/15/2028 - 2/15/2032	433,148
680,722		7.000%, 11/15/2027 - 12/15/2031	795,177
200,814		7.500%, 4/15/2029 - 1/15/2031	237,744
322,249		8.000%, 1/15/2022 - 11/15/2030	386,490
36,200		8.500%, 3/15/2022 - 9/15/2029	42,716
1,417		9.500%, 10/15/2020	1,671
13,540		12.000%, 4/15/2015 - 6/15/2015	14,085
		TOTAL	153,607,239
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $959,645,161)	987,811,373
		U.S. TREASURY—2.9%
		U.S. Treasury Notes—2.9%
30,000,000		United States Treasury Notes, 1.375%, 2/28/2019	29,528,907
12,000,000		United States Treasury Notes, 2.000%, 2/15/2023	11,411,121
		TOTAL U.S. TREASURY (IDENTIFIED COST $41,123,148)	40,940,028
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—8.2%
$69,971,000	[4,5]	Interest in $174,089,000 joint repurchase agreement 0.07%, dated 3/13/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $174,098,478 on 4/10/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $177,879,599.	$69,971,000
23,166,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087.	23,166,000
21,060,000	[4]	Repurchase agreement 0.06%, dated 3/18/2014 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,061,018 on 4/16/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 3/31/2016 and the market value of that underlying security was $21,481,793.	21,060,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	114,197,000
		TOTAL INVESTMENTS—106.9% (IDENTIFIED COST $1,471,761,194)[6]	1,481,512,018
		OTHER ASSETS AND LIABILITIES - NET—(6.9)%[7]	(95,627,488)
		TOTAL NET ASSETS—100%	$1,385,884,530
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Long Bond Short Futures	75	$9,991,406	June 2014	$(122,629)
[8]United States Treasury Notes 10-Year Short Futures	320	$39,520,000	June 2014	$176,780
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$54,151
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,101,758 and $34,902,305, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $140,542,818, which represented 10.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $128,749,830, which represented 9.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$11,792,988
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	At March 31, 2014, the cost of investments for federal tax purposes was $1,471,761,194. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $9,750,824. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,329,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,578,751.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
3

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$6,638,861	$—	$6,638,861
Commercial Mortgage-Backed Securities	—	68,802,319	—	68,802,319
Collateralized Mortgage Obligations	—	263,122,437	—	263,122,437
Mortgage-Backed Securities	—	987,811,373	—	987,811,373
U.S. Treasury	—	40,940,028	—	40,940,028
Repurchase Agreements	—	114,197,000	—	114,197,000
TOTAL SECURITIES	$—	$1,481,512,018	$—	$1,481,512,018
OTHER FINANCIAL INSTRUMENTS*	$54,151	$—	$—	$54,151
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014